Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001565543
AR Capital BDC Income Fund (Prospectus Summary) | AR Capital BDC Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AR CAPITAL BDC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide a high level of income, with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate for the Fund is not available because the Fund is new.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example :
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares or continue to own all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all (and under normal market conditions, at least 80%), of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (“BDCs”) that are traded on one or more nationally recognized securities exchanges. The equity securities in which the Fund may invest consist of:

       •         common stocks;

       •         securities convertible into common stocks; and

       •         preferred stocks.

In addition, although the Fund typically invests in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

BDCs are publicly-held, closed-end investment funds that are regulated by the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs primarily lend to or invest in private or thinly-traded companies. They also offer managerial assistance to the companies in which they invest. BDCs must adhere to various substantive regulatory requirements under the 1940 Act. For example, the 1940 Act restricts the types of assets in which a BDC may invest (i.e., at least 70% of the BDC’s total assets must be “qualifying assets,” as defined in the 1940 Act). The 1940 Act also regulates how BDCs employ “leverage” ( i.e. , how BDCs use borrowed funds to make investments). Because the 1940 Act applies different “cover ratio” tests to BDCs than other regulated investment companies, BDCs may incur more debt than other closed-end investment companies. Specifically, on one hand, the total assets of a closed-end investment company (other than a BDC) must exceed the fund’s outstanding debt by at least 300%. On the other hand, the total assets of a BDC must exceed the BDC’s outstanding debt by only 200%, thereby allowing a BDC to employ more leverage than other closed-end investment companies. Leverage magnifies the potential for gain and loss on amounts invested and, as a result, increases the risks associated with the securities of leveraged companies.

Under the supervision of the Adviser, BDCA Adviser, LLC, the Fund’s investment sub-adviser (also referred to herein as “BDCA Adviser” or the “Sub-Adviser”), evaluates equity securities primarily on the BDC’s or other issuer’s ability to sustain its current dividend, and secondarily on the potential for capital appreciation. The Sub-Adviser intends to allocate the Fund’s assets among BDCs that, in its view, are paying attractive rates of distribution and appear capable of sustaining that distribution level over time. The Sub-Adviser incorporates into its assessment, among other factors, dividend yield, price to book, financial operations, portfolio of investments and management quality. The Sub-Adviser will also consider the amount of leverage employed by a BDC or other issuer before deciding to invest in its securities. In selecting securities for investment, the Sub-Adviser generally seeks to invest in securities with relatively high distribution rates, and that it believes will continue to pay distributions at those rates for the foreseeable future. Distributions from such securities may consist of income, capital gains and/or return of capital and cannot be guaranteed to continue.

When selecting securities for the Fund, the Sub-Adviser may utilize fundamental, technical and other related methodologies to determine the intrinsic value of the security. The Sub-Adviser expects that it will sell a security if, in the judgment of the portfolio manager, the security’s income potential has been compromised, an issuer’s fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

The Fund may invest up to 15% of its net assets in illiquid securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests substantially all (and under normal market conditions, at least 80%), of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (“BDCs”) that are traded on one or more nationally recognized securities exchanges.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund’s shares is subject to various risks, including the risk that you may receive little or no return on your investment, and you may lose all or part of it. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks.

Market Risk.  An investment in the Fund is generally subject to market risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund. Like all financial instruments, the value of these securities may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

BDC Risk.  The Fund primarily invests in securities issued by publicly-traded BDCs. As a result, the Fund’s portfolio will be significantly affected by the performance of the BDCs in which it invests and the performance of the BDCs’ portfolio companies, as well as the overall economic environment. The Fund may be exposed to greater risk and experience higher volatility than would a portfolio that was not focused on investing in BDCs.

The types of portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high yield” or “junk.” The revenues, income (or losses) and valuations of these companies can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss.

BDCs primarily invest in privately-held and thinly-traded companies. The fair values of these investments often are not readily determinable. Although each BDC’s board of directors is responsible for determining the fair value of these securities, the uncertainty regarding fair value may adversely affect the determination of the BDC’s net asset value (“NAV”). This could cause the Fund’s investments in a BDC to be inaccurately valued, including undervalued.

BDCs often borrow funds to make investments and, as a result, are exposed to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the risks associated with an investment in a BDC’s securities. Leverage is generally considered a speculative investment technique. Moreover, BDCs’ management fees, which are generally higher than the management fees charged to other funds, are normally payable on gross assets, including those assets acquired through the use of leverage. This may give a BDC’s investment adviser a financial incentive to incur leverage.

Investment in Other Investment Companies Risk.  The Fund’s investment in other investment companies, including BDCs, may subject the Fund indirectly to the underlying risks of those investment companies. The Fund also will bear its share of each underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses. Shares of BDCs may trade at prices that reflect a premium above or a discount below the investment company’s NAV, which may be substantial. If investment company securities are purchased at a premium to NAV, the premium may not exist when those securities are sold and the Fund could incur a loss.

BDCs, like other investment companies, are often parties to contractual agreements under which a BDC’s investment adviser or another third-party agrees to waive fees or pay a portion of the BDC’s expenses. Once the contract terminates or ends, the BDC’s expenses may increase and, as a result, the acquired fund fees and expenses paid by the Fund’s shareholders may increase as well. Further, the acquired fund fees and expenses paid by the Fund’s shareholders may increase further if the BDC’s investment adviser or another third-party seeks to recoup any previously waived fees or paid expenses.

Medium- and Small-Capitalization Company Risk.  BDCs primarily invest in U.S. middle-market companies, which may be considered medium- or small-capitalization companies. Medium- and small-capitalization companies may have smaller investment portfolios and less financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause a BDC’s NAV to be more volatile when compared to investment companies that focus only on large-capitalization companies. Generally, securities of medium- and small-capitalization companies are more likely to experience sharper swings in market values or less liquid markets, in which it may be more difficult to sell at favorable times and at favorable prices.

Common Stock Risk.  While common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Stock Risk.  There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Debt Securities Risk.  The Fund is directly exposed to the credit risk associated with its investments in debt securities. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may affect liquidity and lead to greater Fund volatility. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in the Fund. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

High Yield (“Junk”) Bond Risk.  The portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high yield” or “junk.” These bonds involve a greater risk of default or price change due to changes in the issuer’s credit quality. The values of these bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of high yield or junk bonds can decline significantly over short periods of time. In addition, debt securities issued by a BDC may also be considered to be non-investment grade or junk.

Credit Risk of Underlying Investments.  The Fund is indirectly exposed to the credit risk associated with the debt investments of the BDCs in which the Fund invests. BDCs invest in small companies in the initial stages of development. The types of portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high yield” or “junk.” There is an increased risk that such a portfolio company will fail to make payments on its debts as compared to more developed companies. If a portfolio company fails to make payments to a BDC, the BDC’s performance could be negatively affected and, to the extent that the Fund invests in the BDC, the value of Fund’s investment in the BDC may be negatively affected as well.

Liquidity Risk.  A security is considered to be illiquid if the Fund is unable to sell such security within seven days at the price at which the Fund values the security. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could be more difficult to value.

Non-Diversification Risk.  The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment level performance at the BDC. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Management Risk.  The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of BDCs in which the Fund invests may prove to be incorrect and may not produce the desired results.

      Limited Operating History.  The Fund is a relatively new mutual fund and has a limited history of operations for investors to evaluate. During the Fund’s start-up period, the Fund may not achieve the desired portfolio composition.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund’s shares is subject to various risks, including the risk that you may receive little or no return on your investment, and you may lose all or part of it.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment level performance at the BDC. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Fund Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is presented because the Fund has less than a full calendar year of investment operations. Updated performance information will be available at the Fund’s website, www.arcincomefunds.com . The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented because the Fund has less than a full calendar year of investment operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arcincomefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AR Capital BDC Income Fund (Prospectus Summary) | AR Capital BDC Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a% of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[2]
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	4.45%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	6.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 764
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,077
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	664
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,077

[1]	For Class C shares, no deferred sales charge applies after one year.
[2]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	Because the Fund is new, “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[4]	National Fund Advisors, LLC, the Fund’s investment adviser (also referred to herein as the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the Other Expenses to 0.35% of average daily net assets of the Fund’s shares (the “Expense Cap”). The Expense Cap will remain in effect through at least August 31, 2015, and may be terminated before that date only by the Board of Trustees (also referred to herein as the “Board”) of the Realty Capital Income Funds Trust (the “Trust”). The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for three years from the date they were waived or paid, subject to the Expense Cap.